FORWARD FUNDS

Forward International Fixed Income Fund

Supplement dated January 12, 2011

to the

Forward Funds Investor Class and Institutional Class Shares Prospectus (the “No-Load Prospectus”); Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus (the “Load Prospectus”); Summary Prospectus for Investor Class and Institutional Class Shares of the Forward International Fixed Income Fund (the “No-Load Summary Prospectus”); and Summary Prospectus for Class C Shares of the Forward International Fixed Income Fund (the “Load Summary Prospectus”)

each dated May 1, 2010, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

AND INVESTMENT POLICY

The following information applies to the Forward International Fixed Income Fund (the “Fund”) only:

At a meeting of the Board of Trustees (the “Board”) of Forward Funds (the “Trust”) on December 14-15, 2010, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) (“Independent Trustees”), approved, on behalf of the Fund: (i) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC (“Forward Management”), the Trust and Pictet Asset Management SA (“Pictet”); (ii) an Investment Sub-Advisory Agreement among Forward Management, the Trust and SW Asset Management, LLC (“SW”) pursuant to which SW shall serve as the new sub-advisor to the Fund, to be effective February 14, 2011; and (iii) interim changes to the principal investment strategies and principal risks of the Fund, to be effective February 14, 2011 through April 30, 2011.

Also at the Board meeting on December 14-15, 2010, the Trustees, including all of the Independent Trustees, approved, on behalf of the Fund: (i) a change of name of the Fund, to be effective May 1, 2011; (ii) additional changes to the principal investment strategies and principal risks of the Fund, to be effective May 1, 2011; and (iii) the addition of a new primary index for the Fund, to be effective May 1, 2011.

Appointment of a New Sub-Advisor

Effective February 14, 2011, Pictet shall be replaced by SW as sub-advisor to the Fund and all references in the prospectuses to Pictet shall be to SW. Accordingly, effective February 14, 2011, the following changes shall be made:

The following paragraph shall be inserted immediately following the paragraph under the section titled “Performance Information” on page 43 of the No-Load Prospectus, page 41 of the Load Prospectus, page 2 of the No-Load Summary Prospectus and page 3 of the Load Summary Prospectus:

On February 14, 2011, SW assumed responsibility for selecting the Fund’s investments. Performance figures shown below for periods before February 14, 2011 represent performance of the prior sub-advisor to the Fund.

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The section titled “Sub-Advisor/Portfolio Manager” on page 44 of the No-Load Prospectus, page 42 of the Load Prospectus and page 3 of each of the No-Load Summary Prospectus and Load Summary Prospectus shall be replaced in its entirety to read as follows:

Sub-Advisor/Portfolio Managers

Forward Management has engaged the services of SW to act as sub-advisor to the Fund. The Fund is team managed, all investment decisions are made jointly by the team, and each team member has co-primary responsibility for the day-to-day management of the Fund. The members of the team are David C. Hinman, CFA, Managing Principal and Chief Investment Officer, and Raymond T. Zucaro, CFA, Managing Principal and Portfolio Manager. Messrs. Hinman and Zucaro have managed the Fund since February 2011.

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The information concerning the Fund’s sub-advisor and portfolio managers under the section titled “Management of the Funds — Sub-Advisors/Portfolio Managers — Forward International Fixed Income Fund” on pages 111-112 of the No-Load Prospectus and page 110 of the Load Prospectus shall be replaced in its entirety to read as follows:

•	Forward International Fixed Income Fund

Forward Management has engaged the services of SW Asset Management, LLC (“SW”) to act as sub-advisor to the Forward International Fixed Income Fund. SW is located at 23 Corporate Plaza Drive, Suite 130, Newport Beach, CA 92660. As of December 31, 2010, SW had $198.94 million in assets under management and advisement.

The Forward International Fixed Income Fund is team managed. All investment decisions are made jointly by the team. The team members are:

David C. Hinman, CFA. Mr. Hinman is a Managing Principal and Chief Investment Officer of SW, and has held this position since July 2009. Prior to founding SW, Mr. Hinman was Managing Director and Global Head of Credit for Drake Management LLC (September 2006 to July 2009), a Portfolio Manager for Ares Capital Corporation (March 2005 to June 2006), and a Portfolio Manager for Pacific Investment Management Company LLC (PIMCO) (July 1995 to February 2005). Mr. Hinman is a Chartered Financial Analyst and holds an MBA in Finance from The University of Pennsylvania. Mr. Hinman has managed the Fund since February 2011.

Raymond T. Zucaro, CFA. Mr. Zucaro is a Managing Principal and Portfolio Manager of SW, and has held this position since July 2009. Prior to founding SW, Mr. Zucaro was a Portfolio Manager for Drake Management LLC (April 2007 to July 2009) and Senior Investment Analyst for INTL Consilium (June 2004 to March 2007). Mr. Zucaro is a Chartered Financial Analyst and holds an MBA in International Business Administration from Temple University. Mr. Zucaro has managed the Fund since February 2011.

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Interim Changes to Principal Investment Strategies

Effective February 14, 2011 through April 30, 2011, the section titled “Principal Investment Strategies” on page 42 of the No-Load Prospectus, pages 40-41 of the Load Prospectus and pages 1-2 of each of the No-Load Summary Prospectus and Load Summary Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in a diversified portfolio of fixed income securities of companies and governments located outside the United States. The Fund seeks to offer exposure primarily to euro- and U.S.-dollar-denominated fixed income securities of non-U.S. issuers and derivatives. The Fund may invest up to

20% of its net assets plus borrowings for investment purposes, if any, in non-fixed income securities of companies and governments located outside the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund will not invest more than 40% of its net assets in emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

In allocating the Fund’s assets, SW Asset Management LLC (“SW” or the “Sub-Advisor”) employs a multi-step process conducted by SW’s investment professionals. Investment ideas originate from the portfolio managers’ ongoing coverage of primary and secondary markets as well as from extensive industry contacts. The Sub-Advisor employs a thematic approach to portfolio construction whereby country and global macroeconomic themes help frame the Fund’s industry and country orientation. After an analysis of political, demographic and macroeconomic risks, the Sub-Advisor formulates portfolio themes to guide individual security selection. After an initial review of a specific corporate security, the investment team may choose to conduct a more in-depth fundamental investment analysis. Such additional security-specific analysis will generally be tailored to the perceived risk profile of the potential investment target, and will typically involve specific quantitative and qualitative assessments of multiple factors, including a company’s business model, market position, operating strength, cash flow, general financial condition as well as funding prospects. Should the conclusion of the fundamental analysis result in a buy or sell decision, analysis of technical factors (such as holder composition and forced-sale triggers) would follow. Technical factors in emerging markets can dominate fundamental ones and the Sub-Advisor changes its relative emphasis based on the perceived risks. Once an investment resides in the portfolio, exit catalysts are constantly monitored relative to other available investments.

The Fund does not have an average duration or maturity target. The Fund may invest in all fixed income asset classes including non-U.S. government and investment-grade and high-yield, high-risk non-U.S. corporate instruments. The Fund will not invest more than 40% of its net assets plus borrowings for investment purposes, if any, in debt securities rated below investment grade by all rating agencies.

The Sub-Advisor builds the portfolio through a diversity of fixed income strategies, each with defined risk and expected return contributions. The investment strategies may include the following: investing in foreign currencies from developed and emerging market countries; investing in investment grade non-U.S. corporate bonds or using credit default swaps to hedge corporate bonds; investing in high yield, below investment grade non-U.S. corporate bonds; investing in emerging market government or corporate bonds; investing in exchange traded funds (“ETFs”) that provide exposure to non-U.S. issuers of fixed income securities; and taking long or short positions primarily on non-U.S. government bonds while also seeking to take advantage of distortion of the shape of the yield curve. A strategy or combination of strategies is employed after consideration of the strategy’s individual merits, its correlation to the existing portfolio, and the Sub-Advisor’s outlook for the markets.

To reduce the risks of fluctuating exchange rates, the Fund may enter into forward foreign currency exchange contracts. For hedging and non-hedging purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates.

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Interim Changes to Principal Risks

Effective February 14, 2011 through April 30, 2011, the following three principal risks shall be added as principal risks of the Fund as contained in the section titled “Principal Risks” on page 43 of the No-Load Prospectus, page 41 of the Load Prospectus and page 2 of each of the No-Load Summary Prospectus and Load Summary Prospectus:

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses.

Hedging: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

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Effective February 14, 2011 through April 30, 2011, the information concerning the following principal risks with respect to the Fund as contained in the table identifying the principal and non-principal risks of the Forward Funds on pages 96-98 of the No-Load Prospectus and pages 94-97 of the Load Prospectus shall be revised as follows:

RISKS:	Forward International Fixed Income Fund
Exchange-Traded Funds	P
Hedging	P
Securities Issued by Other Investment Companies	P

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Change of Name

Effective May 1, 2011, the name of the Fund shall be changed to the “Forward EM Corporate Debt Fund.”

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Additional Changes to Principal Investment Strategies and Principal Risks

Effective May 1, 2011, the Fund’s principal investment strategies and corresponding principal risks shall be changed in order to incorporate a new investment strategy of investing at least 80% of the Fund’s net assets (including any borrowing for investment purposes) in a portfolio of fixed income securities of companies located in emerging market countries. The Fund shall seek to capitalize on the inefficient emerging market corporate bond market by offering exposure primarily to euro- and U.S.-dollar-denominated fixed income securities of emerging market issuers, and related derivatives. The Fund’s investments shall include, but will not be limited to, the following: public and private investment-grade debt securities;

public and private non-investment-grade and un-rated debt securities; loans; options; convertible or perpetual debt; credit default swaps of corporate issuers or indices; and ETFs that provide exposure to fixed income securities of issuers in emerging market countries.

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Addition of New Primary Index

Effective May 1, 2011, in connection with the aforementioned changes to the Fund’s principal investment strategies, the Credit Suisse Emerging Market Corporate Bond Index shall be added as the new primary index for the Fund. Forward Management and SW recommended the addition to the Board because the new index more closely aligns to the Fund’s new principal investment strategies.

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SUPP IFI PRO 01112011

FORWARD FUNDS

Supplement dated January 12, 2011

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010, as supplemented

This supplement amends the SAI dated May 1, 2010, as supplemented, in order to incorporate a change to the sub-advisory arrangement for the Forward International Fixed Income Fund (the “Fund”), an existing series of Forward Funds. Accordingly, the following revisions are incorporated into the SAI effective as of February 14, 2011:

Effective February 14, 2011, all references in the SAI to Pictet Asset Management SA as the sub-advisor to the Fund and to Sebastien Eisinger, Mickael Benhaim, David Bopp, Alexander Baskov and Simon Lue-Fong as the portfolio managers of the Fund shall be deleted.

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Effective February 14, 2011, the information concerning the sub-advisor to the Fund under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES — Sub-Advisors — Forward International Fixed Income Fund” on pages 15 of the SAI shall be replaced in its entirety to read as follows:

Forward International Fixed Income Fund

Forward Management has engaged the services of SW Asset Management, LLC (“SW”) to act as sub-advisor for the Forward International Fixed Income Fund. SW is located at 23 Corporate Plaza Drive, Suite 130, Newport Beach, CA 92660. SW is registered with the SEC under the Advisers Act. SW is 100% employee-owned. As of December 31, 2010, David C. Hinman owned 44% and Raymond T. Zucaro owned 44% of SW. As of December 31, 2010, SW had assets under management and advisement of $198.94 million.

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Effective February 14, 2011, the information concerning the sub-advisory fee with respect to the Fund as contained in the table disclosing the sub-advisory fees of the Forward Funds on pages 21-22 of the SAI shall be revised as follows:

Fund	Sub-Advisory Fee
Forward International Fixed Income Fund	0.35%

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Effective February 14, 2011, the third sentence of the paragraph at the bottom of page 23 of the SAI shall be deleted.

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Effective February 14, 2011, the information regarding the other accounts managed by the portfolio managers of the Fund under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Pictet Asset Management SA” on pages 34-35 of the SAI shall be replaced in its entirety to read as follows:

SW Asset Management, LLC:

Forward International Fixed Income Fund

The Forward International Fixed Income Fund is team managed. David C. Hinman and Raymond T. Zucaro are jointly responsible for the day-to-day management of the Fund. The table below includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Messrs. Hinman and Zucaro managed as of December 31, 2010:

David C. Hinman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$0	0	$0
Other pooled investment vehicles	1	$4.6	1	$4.6
Other accounts	1	$194.3	0	$0

Raymond T. Zucaro

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	0	$0	0	$0
Other pooled investment vehicles	1	$4.6	1	$4.6
Other accounts	1	$194.3	0	$0

SW is cognizant of the potential conflicts of interest inherent in managing multiple accounts with differing fee structures, as well as the conflicts inherent in managing accounts that include investments by SW’s affiliates, employees and agents. For instance, a conflict of interest may arise as different client accounts, including the Fund, may be subject to different performance fee structures. If SW, or its affiliates, is entitled to receive a higher percentage of the net profits of the account of one client than the percentage that SW, or its affiliate, receives from another client, then SW may have an incentive to favor, or to allocate certain riskier or more speculative investments to, the client that is subject to the higher percentage. An investment opportunity may be suitable for not only the Fund but also other accounts managed by SW yet the investment may not be available in sufficient quantity for all accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and the other accounts. To the extent that accounts are invested on a parallel basis, SW will, as a policy, allocate all investment opportunities among its clients in a manner that it considers fair and equitable to all clients, considering all factors potentially applicable to each client. Among the factors that may be considered by SW in allocating trades among client accounts are: investment policies, guidelines or restrictions; tax considerations; cash availability; liquidity requirements for payment of redemptions or other purposes; risk tolerances; restrictions under ERISA or other applicable laws or regulations; available credit lines; counterparty arrangements; account size; benchmark sector weightings; industry and security weightings; and hedging objectives and activity. It is the policy of SW that investment decisions are to be made (a) in the best interest of its client(s), (b) without regard to its interests or the interests of its affiliates, employees or agents, (c) consistent with the investment objectives and restrictions of its accounts, and (d) without favoring any account over another account.

Messrs. Hinman and Zucaro receive a competitive annual base salary. Presently, all of SW’s portfolio managers are equity partners of the firm. Thus, a large percentage of portfolio manager compensation will be based on the profitability of the firm. Firm profitability will be greatly dictated by assets under management as well as performance. The SW partners clearly understand that only by meeting the needs of their clients over the long term will they be able to grow and maintain their asset base.

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Effective February 14, 2011, the information concerning the portfolio managers’ ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” on pages 43-45 of the SAI shall be replaced to read as follows:

Information as of December 31, 2009 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
David C. Hinman***	Forward International Fixed Income Fund	A
Raymond T. Zucaro***	Forward International Fixed Income Fund	A

*	Key to Dollar Ranges
**	Information as of August 30, 2010
***	Information as of December 31, 2010
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

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Effective February 14, 2011, the following information regarding the Proxy Voting Policies of SW Asset Management, LLC shall be inserted under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES — Proxy Voting Guidelines” on pages 46-64 of the SAI:

•	SW Asset Management, LLC

As SW Asset Management, LLC (“SW”) may have authority to vote securities held by a client account. It has adopted policies and procedures (the “Proxy Voting Policies and Procedures”) which have been designed to ensure that SW complies with the requirements of Rule 206(4)-6 and Rule 204-2(c)(2) under the Advisers Act, and reflect SW’s commitment to vote all client securities for which it exercises voting authority in a manner consistent with the best interest of the client.

SW monitors the performance, activities and events related to each investment. When exercising its voting authority over client securities, SW considers such information, evaluates other issues that could have an impact on the value of the security and votes with a view toward maximizing overall value. SW votes all proxies in a prudent manner, considering the prevailing circumstances at such times, and in a manner consistent with the Proxy Voting Policies and Procedures and SW’s fiduciary duties to its clients.

SW reviews each proposal submitted for a vote on a case-by-case basis to determine whether it is in the best interest of the client. As a result, depending on the client’s particular circumstances, SW may vote one client’s securities differently than it votes those of another client, or may vote differently on various proposals, even though the securities or proposals are similar (or identical). In some instances, SW may determine that it is in the client’s best interest for SW to “abstain” from voting or not to vote at all, and will do so accordingly.

Prior to exercising its voting authority, SW, in consultation with the CCO and outside counsel, as appropriate, reviews the relevant facts and determines whether or not a material conflict of interest may arise due to business, personal or family relationships of

SW, its owners, its employees or its related persons, with persons having an interest in the outcome of the vote. If a material conflict exists, SW will take steps to ensure that its voting decision is based on the best interests of the client and is not a product of the conflict. SW may, at its discretion, (A) seek the advice of the client (or the board of directors of any Fund) in voting such security; (B) disclose the conflict of interest to the client and defer to the client’s voting recommendation; (C) defer to the voting recommendation of an independent third party provider of proxy voting services; and/or (D) take any other action in good faith that would serve the best interest of the client. Depending on the particular circumstances involved, the appropriate resolution of one conflict of interest may differ from the resolution of another conflict of interest, even though the general facts underlying both conflicts may be similar (or identical).

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SUPP IFI SAI 01112011